Pension And Postretirement Benefits (Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Pension Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	20.00%
Targeted plan asset allocation percentage, Maximum	30.00%
Actual plan asset allocation percentage	22.00%	23.00%
Pension Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	35.00%
Targeted plan asset allocation percentage, Maximum	45.00%
Actual plan asset allocation percentage	40.00%	38.00%
Pension Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	10.00%
Targeted plan asset allocation percentage, Maximum	20.00%
Actual plan asset allocation percentage	15.00%	14.00%
Pension Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	4.00%
Targeted plan asset allocation percentage, Maximum	14.00%
Actual plan asset allocation percentage	12.00%	12.00%
Pension Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	6.00%
Targeted plan asset allocation percentage, Maximum	16.00%
Actual plan asset allocation percentage	10.00%	11.00%
Pension Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	5.00%
Actual plan asset allocation percentage	1.00%	2.00%
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Postretirement Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	21.00%
Targeted plan asset allocation percentage, Maximum	31.00%
Actual plan asset allocation percentage	26.00%	29.00%
Postretirement Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	29.00%
Targeted plan asset allocation percentage, Maximum	39.00%
Actual plan asset allocation percentage	34.00%	29.00%
Postretirement Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	9.00%
Targeted plan asset allocation percentage, Maximum	19.00%
Actual plan asset allocation percentage	14.00%	20.00%
Postretirement Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	7.00%
Actual plan asset allocation percentage	2.00%	3.00%
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	6.00%
Actual plan asset allocation percentage	1.00%	1.00%
Postretirement Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	17.00%
Targeted plan asset allocation percentage, Maximum	27.00%
Actual plan asset allocation percentage	23.00%	18.00%